Shareholders' and Members' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Federal Home Loan Banks [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table reflects the allocation of net income (loss) to common stockholders and EPS computations for the period indicated based on a weighted average number of common stock outstanding for the period:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	(In thousands, except per share data)
Basic EPS
Numerator:
Basic net income attributable to Brigham Minerals, Inc. shareholders	$3,146	$—	$1,824	$—
Less: net income attributable to Brigham Minerals, Inc. shareholders pre-IPO	—	—	(848)	—

Basic net income attributable to Brigham Minerals, Inc. shareholders post-IPO	$3,146	$—	$976	$—
Denominator:
Basic weighted average shares outstanding	21,838	—	13,299	—

Basic EPS attributable to Brigham Minerals, Inc. shareholders	$0.14	$—	$0.07	$—

Diluted EPS
Numerator:
Basic net income attributable to Brigham Minerals, Inc. shareholders post-IPO	3,146	—	976	—
Effect of time-based restricted stock awards	—	—	—	—

Diluted net income attributable to Brigham Minerals, Inc. shareholders	$3,146	$—	$976	$—
Denominator:
Basic weighted average shares outstanding	21,838	—	13,299	—
Effect of dilutive securities:
Time-based restricted stock awards	88	—	47	—

Diluted weighted average shares outstanding	21,926	—	13,346	—

Diluted EPS attributable to Brigham Minerals, Inc. shareholders	$0.14	$—	$0.07	$—

Restricted Units Issued and Outstanding

A summary of the Restricted Units issued and outstanding is as follows:

	Series M Units
	M-1	M-2	M-3	M-4	Total
Beginning balance	7,520	7,520	7,520	7,520	30,080
2017 issuances	—	—	—	—	—
2017 forfeitures	—	—	—	—	—

Outstanding at December 31, 2017	7,520	7,520	7,520	7,520	30,080
2018 issuances	1,030	1,030	1,030	1,030	4,120
2018 forfeitures	—	—	—	—	—

Outstanding at December 31, 2018	8,550	8,550	8,550	8,550	34,200

	Series Z Units
	Z-1	Z-2	Z-3	Z-4	Total
Beginning balance	4,328	4,328	4,328	4,328	17,312
2017 issuances	—	—	—	—	—
2017 forfeitures	(15)	(15)	(15)	(15)	(60)

Outstanding at December 31, 2017	4,313	4,313	4,313	4,313	17,252
2018 issuances	485	485	485	485	1,940
2018 forfeitures	(105)	(105)	(105)	(105)	(420)

Outstanding at December 31, 2018	4,693	4,693	4,693	4,693	18,772